Label	Element	Value
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	€ 0
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0	[1]
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	14,982,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	14,288,000,000	[1]
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	16,950,000,000
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0	[1]
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Cash on hand	ifrs-full_CashOnHand	8,583,000,000
Cash on hand	ifrs-full_CashOnHand	10,370,000,000	[1]
Cash on hand	ifrs-full_CashOnHand	8,764,000,000
Treasury shares [member]
Equity	ifrs-full_Equity	(22,000,000)	[2]
Equity	ifrs-full_Equity	(59,000,000)
Profit For Period Attributable To Parent [Member]
Equity	ifrs-full_Equity	6,619,000,000	[2]
Equity	ifrs-full_Equity	7,810,000,000
Accumulated Other Comprehensive Income Attributable To Owners Of Parent [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	1,425,000,000
Equity	ifrs-full_Equity	(20,351,000,000)	[2]
Equity	ifrs-full_Equity	(22,141,000,000)
Share premium [member]
Equity	ifrs-full_Equity	51,053,000,000	[2]
Equity	ifrs-full_Equity	50,993,000,000
Accumulated Other Comprehensive Income Non Controlling Interests [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	253,000,000
Equity	ifrs-full_Equity	(1,183,000,000)	[2]
Equity	ifrs-full_Equity	(1,292,000,000)
Revaluation surplus [member]
Equity	ifrs-full_Equity	0	[2]
Equity	ifrs-full_Equity	0
Non Controlling Interests Excluding Accumulated Other Comprehensive Income [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	san_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,545,000,000)
Equity	ifrs-full_Equity	12,235,000,000	[2]
Equity	ifrs-full_Equity	12,181,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	216,000,000	[2]
Equity	ifrs-full_Equity	234,000,000
Other reserves [member]
Equity	ifrs-full_Equity	(3,075,000,000)	[2]
Equity	ifrs-full_Equity	(3,958,000,000)
Issued capital [member]
Equity	ifrs-full_Equity	8,068,000,000	[2]
Equity	ifrs-full_Equity	8,118,000,000
Other Instruments Not Capital [Member]
Equity	ifrs-full_Equity	525,000,000	[2]
Equity	ifrs-full_Equity	565,000,000
Retained Earnings Excluding Current Period Profit [Member]
Equity	ifrs-full_Equity	53,437,000,000	[2]
Equity	ifrs-full_Equity	56,756,000,000
Dividends And Remuneration [Member]
Equity	ifrs-full_Equity	(2,029,000,000)	[2]
Equity	ifrs-full_Equity	(2,237,000,000)
Investment property [member]
Tangible assets	san_Tangibleassets	1,563,000,000
Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	16,444,000,000
Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	14,843,000,000
Right-of-use assets [member]
Tangible assets	san_Tangibleassets	6,693,000,000
Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Right-of-use assets [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	0
Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	6,693,000,000
Accumulated depreciation and amortisation [member]
Tangible assets	san_Tangibleassets	(19,127,000,000)
Accumulated depreciation and amortisation [member] | Investment property [member]
Tangible assets	san_Tangibleassets	(199,000,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	(8,404,000,000)
Accumulated depreciation and amortisation [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	(10,524,000,000)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	0
Accumulated impairment [member]
Tangible assets	san_Tangibleassets	(916,000,000)
Accumulated impairment [member] | Investment property [member]
Tangible assets	san_Tangibleassets	(616,000,000)
Accumulated impairment [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	(239,000,000)
Accumulated impairment [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	(61,000,000)
Accumulated impairment [member] | Right-of-use assets [member]
Tangible assets	san_Tangibleassets	0
Accumulated impairment [member] | Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Accumulated impairment [member] | Right-of-use assets [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	0
Accumulated impairment [member] | Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	0
Gross carrying amount [member]
Tangible assets	san_Tangibleassets	52,893,000,000
Gross carrying amount [member] | Investment property [member]
Tangible assets	san_Tangibleassets	2,378,000,000
Gross carrying amount [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	25,087,000,000
Gross carrying amount [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	25,428,000,000
Gross carrying amount [member] | Right-of-use assets [member]
Tangible assets	san_Tangibleassets	6,693,000,000
Gross carrying amount [member] | Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Gross carrying amount [member] | Right-of-use assets [member] | Property, plant and equipment under operating leases [member]
Tangible assets	san_Tangibleassets	0
Gross carrying amount [member] | Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	€ 6,693,000,000

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).